Income Taxes (Details Narrative) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 02, 2018	Nov. 27, 2018
Ownership interest	50.00%		25.00%	25.00%
Net operating loss carryforwards	$ 26,100,000	$ 17,400,000
Net operating loss carryforwards, expiration	Pre-2018 federal NOLs of $12.0 million carryovers may be carried forward for twenty years and begin to expire in 2029.
Deduction percentage of taxable income	80.00%
Research and development tax credit carryforwards	$ 200,000
Research and development tax credit carryforwards, expiration	Expire in 2027
Pre-2018 Federal [Member]
Net operating loss carryforwards	$ 12,000,000
Post-2017 Federal [Member]
Net operating loss carryforwards	$ 14,100,000